Cover	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A ("Amendment No. 1") is an amendment to the current report on Form 8-K of Antero Resources Corporation (the "Company"), filed on January 27, 2022 (the "Original Form 8-K"). Following the initial filing of the Original Form 8-K, the Company discovered an error in the redemption price disclosed therein with respect to its 5.0% senior notes due 2025 (the "Notes"). The Company is amending the Original Form 8-K to correct the redemption price with respect to the Notes, which will be redeemed at a redemption price of 101.250% of the principal amount thereof, plus accrued and unpaid interest. The disclosure contained in Item 7.01 of the Original Form 8-K is hereby amended and restated in its entirety by the disclosure contained in Item 7.01 of this Amendment No. 1.
Document Period End Date	Jan. 27, 2022
Entity File Number	001-36120
Entity Registrant Name	ANTERO RESOURCES CORPORATION
Entity Central Index Key	0001433270
Entity Tax Identification Number	80-0162034
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1615 Wynkoop Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	357-7310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 Per Share
Trading Symbol	AR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false